UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23016

RESOURCE CREDIT INCOME FUND

(Exact name of registrant as specified in charter)

717 Fifth Avenue, 14th Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

(212) 506-3899

(Registrant’s telephone number, including area code)

The Corporation Trust Company

Corporation Trust Center, 1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Date of fiscal year end: September 30

Date of reporting period: October 1, 2019 – December 31, 2019

Item 1. Schedule of Investments.

Resource Credit Income Fund

PORTFOLIO OF INVESTMENTS

December 31, 2019 (Unaudited)

	Interest Rate	Maturity	Principal	Value
BANK LOANS (32.88%)(a)
8th Avenue Food & Provisions, Inc., Second Lien Term Loan	1M US L + 7.75%	10/01/2026	$2,500,000	$2,470,838
ABG Intermediate Holdings 2 LLC, Second Lien Initial Term Loan	1M US L + 7.75%, 1.00% Floor	09/29/2025	8,389,319	8,403,329
Advantage Sales & Marketing, Inc., Second Lien Term Loan	1M US L + 6.50%, 1.00% Floor	07/25/2022	2,425,000	2,168,362
Alphabet Holding Co., Inc., Second Lien Initial Term Loan	1M US L + 7.75%	09/26/2025	5,000,000	4,427,075
AmeriLife Group LLC, Second Lien Initial Term Loan	1M US L + 9.00%	06/11/2027	1,000,000	996,250
Apro LLC, First Lien B Term Loan	3M US L + 4.00%, 1.00% Floor	11/14/2026	2,333,333	2,353,750
Apro LLC, First Lien Delayed Draw Term Loan(b)	L + 4.00%	11/14/2026	666,667	672,500
Asurion LLC, First Lien New B-7 Term Loan	1M US L + 3.00%	11/03/2024	1,974,937	1,988,693
Asurion LLC, Second Lien Replacement B-2 Term Loan	1M US L + 6.50%	08/04/2025	5,000,000	5,073,125
Ball Metalpack Finco LLC, Second Lien Initial Term Loan	3M US L + 8.75%, 1.00% Floor	07/31/2026	5,000,000	4,083,325
Bass Pro Group LLC, First Lien Initial Term Loan	1M US L + 5.00%, 0.75% Floor	09/25/2024	2,984,733	2,981,629
BBB Industries US Holdings, Inc., Second Lien Term Loan	3M US L + 8.50%	06/29/2026	5,000,000	4,875,000
Coinamatic Canada, Inc., Second Lien Initial Canadian Term Loan	1M US L + 7.00%, 1.00% Floor	05/12/2023	196,756	187,902
CRCI Longhorn Holdings, Inc., First Lien Closing Date Term Loan	1M US L + 3.50%	08/08/2025	987,500	980,094
EagleView Technology Corp., First Lien Term Loan	3M US L + 3.50%	08/14/2025	4,972,443	4,714,523
EagleView Technology Corp., Second Lien Term Loan(b)	L + 7.50%, 1.00% Floor	08/14/2026	2,000,000	1,910,000
Equinox Holdings, Inc., Second Lien Initial Term Loan	1M US L + 7.00%, 1.00% Floor	09/06/2024	2,750,000	2,757,741
Hyland Software, Inc., Second Lien Initial Term Loan	1M US L + 7.00%, 0.75% Floor	07/07/2025	2,000,000	2,031,250
Jazz Acquisition, Inc., Second Lien Term Loan	3M US L + 8.00%	06/08/2027	4,000,000	3,860,000
Jo-Ann Stores LLC, Second Lien Initial Term Loan	1M US L + 9.25%, 1.00% Floor	05/21/2024	4,277,967	1,543,619
Kronos, Inc., First Lien Incremental Term Loan	3M US L + 3.00%	11/01/2023	1,975,501	1,988,164
Outcomes Group Holdings, Inc., Second Lien Term Loan	3M US L + 7.50%	10/26/2026	2,000,000	1,990,000
Renaissance Holding Corp., Second Lien Initial Term Loan	1M US L + 7.00%	05/29/2026	6,486,683	6,097,482
Restaurant Technologies, Inc., Second Lien Initial Term Loan	1M US L + 6.50%	10/01/2026	1,000,000	997,500
Sound Inpatient Physicians, Inc., Second Lien Initial Term Loan	1M US L + 6.75%	06/26/2026	1,000,000	1,010,000
Tempo Acquisition LLC, First Lien Initial Term Loan	1M US L + 2.75%	05/01/2024	2,967,037	2,989,913
Upstream Rehabilitation, Inc., Second Lien Term Loan	1M US L + 8.50%	10/22/2027	7,500,000	7,537,500
USS Ultimate Holdings, Inc., Second Lien Initial Term Loan	6M US L + 7.75%, 1.00% Floor	08/25/2025	7,750,000	7,543,307
Viant Medical Holdings, Inc., Second Lien Initial Term Loan	3M US L + 7.75%	07/02/2026	5,000,000	4,732,800
Wash MultiFamily Acquisition, Inc., Second Lien Initial US Term Loan	1M US L + 7.00%, 1.00% Floor	05/15/2023	1,123,389	1,072,836
Winebow Holdings, Inc., First Lien Term Loan	1M US L + 3.75%, 1.00% Floor	07/01/2021	2,401,996	2,179,812

TOTAL BANK LOANS
(Cost $98,861,247)				96,618,319

BONDS & NOTES (32.50%)
ASSET BACKED SECURITIES (3.67%)(a)(c)
Apidos CLO XXII, Class E	3M US L + 7.25%	10/20/2027	1,000,000	952,047
Bowman Park CLO, Ltd., Class F(d)	3M US L + 7.00%	11/23/2025	1,000,000	970,348
Canyon Capital CLO 2014-1, Ltd., Class ER	3M US L + 7.70%	01/30/2031	1,000,000	870,485
Jamestown CLO V, Ltd., Class F(d)	3M US L + 5.85%	01/17/2027	1,400,000	1,208,007
OCP CLO 2013-4, Ltd., Class DR(d)	3M US L + 6.77%	04/24/2029	1,000,000	995,951
Octagon Investment Partners 36, Ltd., Class F	3M US L + 7.75%	04/15/2031	1,000,000	880,634
Octagon Investment Partners XIV, Ltd., Class ER(d)	3M US L + 8.35%	07/15/2029	2,132,000	1,542,014

	Interest Rate	Maturity	Principal	Value
ASSET BACKED SECURITIES (continued)
Saranac CLO VII, Ltd., Class ER	3M US L + 6.72%	11/20/2029	$500,000	$436,500
Tralee CLO II, Ltd., Class ER(d)	3M US L + 7.85%	07/20/2029	1,000,000	883,063
Tralee CLO II, Ltd., Class FR(d)	3M US L + 8.85%	07/20/2029	1,000,000	736,626
Trinitas CLO III, Ltd., Class F(d)	3M US L + 6.50%	07/15/2027	550,000	464,665
Voya CLO 2014-2, Ltd., Class ER	3M US L + 7.70%	04/17/2030	1,000,000	860,030
				10,800,370
CONVERTIBLE CORPORATE BONDS (2.10%)
GSV Capital Corp.(d)	4.750%	03/28/2023	3,915,000	3,710,196
Scorpio Tankers, Inc.	3.000%	05/15/2022	2,000,000	2,462,429
				6,172,625
CORPORATE BONDS (26.73%)
APX Group, Inc.(d)	8.750%	12/01/2020	200,000	200,250
CEC Entertainment, Inc.(d)	8.000%	02/15/2022	8,874,000	8,765,844
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc.(c)	8.500%	12/15/2022	6,994,000	7,066,122
Dole Food Co., Inc.(c)(d)	7.250%	06/15/2025	7,000,000	6,792,905
H-Food Holdings LLC / Hearthside Finance Co., Inc.(c)	8.500%	06/01/2026	7,500,000	7,036,661
New Enterprise Stone & Lime Co., Inc.(c)(d)	10.125%	04/01/2022	500,000	530,781
New Enterprise Stone & Lime Co., Inc.(c)(d)	6.250%	03/15/2026	1,475,000	1,549,263
Pioneer Holdings LLC / Pioneer Finance Corp.(c)(d)	9.000%	11/01/2022	10,866,000	11,385,525
Speedway Motorsports LLC / Speedway Funding II, Inc.(c)	4.875%	11/01/2027	5,000,000	5,081,250
TransDigm, Inc.	6.375%	06/15/2026	3,000,000	3,187,380
Trident TPI Holdings, Inc.(c)	6.625%	11/01/2025	2,399,000	2,166,093
Trident TPI Holdings, Inc.(c)	9.250%	08/01/2024	7,000,000	7,090,405
Vertiv Group Corp.(c)	9.250%	10/15/2024	2,000,000	2,154,170
Vertiv Intermediate Holding Corp.(c)(d)(e)	6.000%	02/15/2022	5,000,000	5,201,560
Wolverine Escrow LLC(c)	13.125%	11/15/2027	5,000,000	5,150,000
Wolverine Escrow LLC(c)	8.500%	11/15/2024	5,000,000	5,185,425
				78,543,634
TOTAL BONDS & NOTES
(Cost $92,948,837)				95,516,629

	Shares	Value
COMMON EQUITY (9.77%)
BUSINESS DEVELOPMENT COMPANIES (9.77%)
Apollo Investment Corp.(d)	106,332	1,856,557
Ares Capital Corp.(d)	294,701	5,496,174
FS KKR Capital Corp.(d)	600,539	3,681,304
PennantPark Floating Rate Capital Ltd.(d)	130,163	1,585,385
Solar Capital Ltd.(d)	287,109	5,920,188
Solar Senior Capital Ltd.(d)	143,634	2,527,958
Sutter Rock Capital Corp.(d)	64,010	419,266
TriplePoint Venture Growth BDC Corp.(d)	222,788	3,168,045
WhiteHorse Finance, Inc.(d)	295,854	4,053,200
		28,708,077

TOTAL COMMON EQUITY
(Cost $27,141,062)		28,708,077

	Dividend Rate	Shares	Value
PREFERRED STOCKS (2.32%)
DIVERSIFIED FINANCIAL SERVICES (1.65%)
RoundPoint Mortgage Servicing Corp.(c)(e)(f)(g)	8.000%	45,000	4,828,807

	Dividend Rate	Shares	Value
INSURANCE (0.67%)
Maiden Holdings North America, Ltd.	7.750%	88,000	$1,977,360

TOTAL PREFERRED STOCKS
(Cost $6,500,240)			6,806,167

PRIVATE INVESTMENT FUNDS (22.17%)
BlackRock Global Credit Opportunities Fund, LP(h)			11,551,654
CVC European Mid-Market Solutions Fund(h)			12,906,318
GoldenTree Credit Opportunities Fund LP(h)			9,213,548
GSO Credit Alpha Fund II LP(h)			5,874,426
Monroe Capital Private Credit Fund III LP(h)			7,108,775
Tree Line Credit Strategies LP(h)			18,507,965

TOTAL PRIVATE INVESTMENT FUNDS
(Cost $65,981,417)			65,162,686

SHORT TERM INVESTMENT (0.86%)
Dreyfus Treasury Cash Management, Institutional Class, 1.48%(i)		2,518,453	2,518,453

TOTAL SHORT TERM INVESTMENT
(Cost $2,518,453)			2,518,453

INVESTMENTS, AT VALUE (100.50%)
(Cost $293,951,256)			$295,330,331

SECURITIES SOLD SHORT (-0.73%)
(Proceeds $2,133,107)			$(2,133,107)

Other Liabilities In Excess Of Other Assets (0.23%)(j)			654,531

NET ASSETS (100.00%)			$293,851,755

Investment Abbreviations:
LIBOR - London Interbank Offered Rate

Libor Rates:
1M US L - 1 Month LIBOR as of December 31, 2019 was 1.76%
3M US L - 3 Month LIBOR as of December 31, 2019 was 1.91%
6M US L - 6 Month LIBOR as of December 31, 2019 was 1.91%

(a)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(b)	All or a portion of this position has not settled as of December 31, 2019. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L"); the Fund will not accrue interest until the settlement date, at which point LIBOR will be established.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2019, the aggregate market value of those securities was $82,019,337, representing 27.91% of net assets.
(d)	All or a portion of each of these securities have been segregated as collateral for line of credit. The aggregate market value of those securities was $50,701,564.
(e)	Pay-in-kind securities.
(f)	Fair value estimated using fair valuation procedures adopted by the Board of Trustees. Total value of such securities is $4,828,807, representing 1.65% of net assets.
(g)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.
(h)	Illiquid/restricted security. See chart below.

(i)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2019.
(j)	Includes cash held as collateral.

Securities determined to be illiquid/restricted under the procedures approved by the Fund's Board of Trustees are as follows.

Date(s) of Purchase	Security	Cost	Value	% of Net Assets
3/31/2018 - 12/31/2019	BlackRock Global Credit Opportunities Fund, LP	$11,387,422	$11,551,654	3.93%
09/30/2017- 12/31/2019	CVC European Mid-Market Solutions Fund	12,769,271	12,906,318	4.39%
10/30/2015 - 12/31/2018	GoldenTree Credit Opportunities Fund LP	10,000,000	9,213,548	3.13%
06/30/2018 - 12/31/2019	GSO Credit Alpha Fund II LP	5,763,867	5,874,426	2.00%
09/30/2018 - 12/31/2019	Monroe Capital Private Credit Fund III LP	7,060,857	7,108,775	2.42%
12/31/2017 - 06/30/2019	Tree Line Credit Strategies LP	19,000,000	18,507,965	6.30%
	Total	$65,981,417	$65,162,686	22.17%

Additional information on investments in private investment funds:

Security	Value	Redemption Frequency	Redemption Notice (Days)	Unfunded Commitments as of December 31, 2019
BlackRock Global Credit Opportunities Fund, LP(a)	$11,551,654	N/A	N/A	$13,615,570
CVC European Mid-Market Solutions Fund(b)	12,906,318	N/A	N/A	2,312,855
GoldenTree Credit Opportunities Fund LP(c)	9,213,548	Semi-Annual	90	–
GSO Credit Alpha Fund II LP(a)	5,874,426	N/A	N/A	9,236,133
Monroe Capital Private Credit Fund III LP(b)	7,108,775	N/A	N/A	2,939,143
Tree Line Credit Strategies LP	18,507,965	Quarterly	90	–

(a)	A voluntary withdrawal may be permitted at the General Partner's discretion with the General Partner's consent.
(b)	A voluntary withdrawal may be permitted with the General Partner's prior written consent
(c)	Redemptions are subject to a two-year holding period, and may be limited to 10% per redemption date, or 20% during any 12 month period, past which redemptions would be processed on a pro rata basis.

SCHEDULE OF SECURITIES SOLD SHORT

	Interest Rate	Maturity	Principal	Value
CORPORATE BONDS
GE Capital International Funding Co. Unlimited Co	4.418%	11/15/2035	$(2,000,000)	$(2,133,107)

TOTAL CORPORATE BONDS				(2,133,107)

TOTAL SECURITIES SOLD SHORT
(Proceeds $1,652,821)				$(2,133,107)

See Notes to Quarterly Portfolio of Investments.

Resource Credit Income Fund

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2019

1. ORGANIZATION

Resource Credit Income Fund (the “Trust” or the “Fund”) was organized as a Delaware statutory trust on December 11, 2014 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end management investment company that operates as an interval fund with a continuous offering of Fund shares. The Fund’s investment adviser is Resource Alternative Advisor, LLC (the “Adviser”). The Fund’s investment objectives are to produce current income and to achieve capital preservation with moderate volatility and low to moderate correlation to the broader equity markets. Effective December 5, 2019, the Fund is diversified and pursues its investment objectives by investing, under normal circumstances, at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in fixed-income and fixed-income related securities.

The Fund currently offers Class A, Class C, Class W, Class I and Class L shares; all classes of shares except Class L commenced operations on April 20, 2015. Class L shares commenced operations on July 28, 2017. Class C, Class W and Class I shares are offered at net asset value (“NAV”). Class A shares are offered at NAV plus a maximum sales charge of 5.75% and may also be subject to a 0.50% early withdrawal charge, which will be deducted from repurchase proceeds, for shareholders tendering shares fewer than 365 days after the original purchase date, if (i) the original purchase was for amounts of $1 million or more and (ii) the selling broker received the reallowance of the dealer-manager fee. Class C shares are subject to a 1.00% early withdrawal charge. Class L shares are offered at NAV plus a maximum sales charge of 4.25%. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and early withdrawal charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class-specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update (“ASU”) 2013-08. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Structured credit and other similar debt securities including, but not limited to, collateralized loan obligations (“CLO”) debt and equity securities, asset-backed securities (“ABS”), commercial mortgage-backed securities (“CMBS”) and other securitized investments backed by certain debt or other receivables (collectively, “Structured Credit Securities”), are valued on the basis of valuations provided by dealers in those instruments and/or independent pricing services recommended by the Adviser and approved by the Fund’s Board of Trustees (the “Board” or “Trustees”). In determining fair value, dealers and pricing services will generally use information with respect to transactions in the securities being valued, quotations from other dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield to maturity information. The Adviser will, based on its reasonable judgment, select the dealer or pricing service quotation that most accurately reflects the fair market value of the Structured Credit Security while taking into account the information utilized by the dealer or pricing service to formulate the quotation in addition to any other relevant factors. In the event that there is a material discrepancy between quotations received from third-party dealers or the pricing services, the Adviser may (i) use an average of the quotations received or (ii) select an individual quotation that the Adviser, based upon its reasonable judgment, determines to be reasonable. In any instance in which the Adviser selects an individual quotation, the Adviser will provide to the Fund’s Fair Value Committee (the “Valuation Committee”) an analysis of the factors relied upon in the selection of the relevant quotation.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Fund’s Valuation Committee using procedures adopted by and under the supervision of the Board. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level and supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; and (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve and credit quality.

Valuation of Private Investment Funds – The Fund invests a portion of its assets in Private Investment Funds. Private Investment Funds measure their investment assets at fair value and generally report a NAV or its equivalent on a calendar quarter basis. In accordance with ASC 820, the Fund has elected to apply the practical expedient and to value its investments in Private Investment Funds at their respective NAVs at each quarter-end. For non-calendar quarter-end days, the Valuation Committee estimates the fair value of each Private Investment Fund by adjusting the most recent NAV for such Private Investment Fund, as necessary, by the change in a relevant benchmark that the Valuation Committee has deemed to be representative of the underlying securities in the Private Investment Fund.

Loan Participation and Assignments – The Fund may invest in debt instruments, which are interests in amounts owed to lenders (the “Lenders”) by corporate, governmental or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of the loans from third parties. When the Fund purchases an interest in a loan in the form of an assignment, the Fund acquires all of the direct rights and obligations of a lender (as such term is defined in the related credit agreement), including the right to vote on amendments or waivers of such credit agreement. However, the Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. Instead, the administration of the loan agreement is often performed by a bank or other financial institution that acts as agent for all Lenders (the “Agent”). Circumstances may arise in connection with which the Agent takes action that contradicts the will of the Lenders. For example, under certain circumstances, an Agent may refuse to declare the borrower in default, despite having received a notice of default from the Lenders. When the Fund purchases an interest in a loan in the form of a participation, the Fund purchases such participation interest from another existing Lender, and consequently, the Fund does not obtain the rights and obligations of the Lenders under the credit agreement, such as the right to vote on amendments or waivers. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender from which the Fund has received that participation interest. In this instance, the Fund is subject to both the credit risk of the borrower and the credit risk of the Lender that sold the Fund such participation interest.

The Fund may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the fair value of the Fund's investments as of December 31, 2019. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability at the measurement date; and

Level 3 –	Significant unobservable prices or inputs (including the Fund's own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the period ended December 31, 2019 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the fair values according to the inputs used in valuing the Fund's investments as of December 31, 2019:

Investments in Securities at Value	Level 1	Level 2	Level 3	Other	Total
Bank Loans(a)	$–	$96,618,319	$–	$–	$96,618,319
Bonds & Notes(a)	–	95,516,629	–	–	95,516,629
Common Equity(a)	28,708,077	–	–	–	28,708,077
Preferred Stocks(a)
Traded Real Estate Investment Trusts	1,977,360	–	4,828,807	–	6,806,167
Private Investment Funds (Measured at net asset value)(b)	–	–	–	65,162,686	65,162,686
Short Term Investments	2,518,453	–	–	–	2,518,453
TOTAL	$33,203,890	$192,134,948	$4,828,807	$65,162,686	$295,330,331

Other Financial Instruments	Level 1	Level 2	Level 3	Other	Total
Liabilities
Securities Sold Short
Corporate Bonds(a)	$–	$(2,133,107)	$–	$–	$(2,133,107)
TOTAL	$–	$(2,133,107)	$–	$–	$(2,133,107)

(a)	For detailed descriptions, see the accompanying Portfolio of Investments.
(b)	In accordance with ASC 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.

There were no transfers between Level 1, 2 and 3 during the period ended December 31, 2019. It is the Fund's policy to recognize transfers between levels at the end of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Securities Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Premiums on securities are accreted to the earliest call date and purchase discounts are amortized over the life of the respective securities.

Subsequent Event - On December 7, 2019, Resource America, Inc., Resource Real Estate, LLC (“Resource Real Estate”), the Adviser (together with Resource America and Resource Real Estate, LLC, “Resource”) and C-III entered into an Asset Purchase Agreement (the “Asset Purchase Agreement”) with Goldman Sachs Asset Management, L.P. (“GSAM”), pursuant to which GSAM will acquire certain assets related to Resource’s investment management business (the “Transaction”). The Adviser is the investment adviser to the Fund; Resource Real Estate is the investment adviser to the Resource Real Estate Diversified Income Fund; Resource America is the parent company of Resource Real Estate and the Adviser; and C-III is the parent company of Resource America. The Transaction is targeted to close in the second quarter of 2020, but is subject to certain approvals and conditions to closing, including the approval of the Reorganization (as defined below) by the Fund’s shareholders at a special meeting of the Fund’s shareholders (the “Special Meeting”) to be held in 2020.

On December 3, 2019, at a meeting of the Board, the Board considered and unanimously approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”) by and among the Fund, the Adviser, the Goldman Sachs Credit Income Fund (the “GS Credit Income Fund”), a to-be-registered closed-end management investment company to be operated as an “interval fund” pursuant to Rule 23c-3 under the 1940 Act, and GSAM (the investment adviser to the GS Credit Income Fund). Pursuant to the Plan of Reorganization, if various conditions are satisfied, the Fund will be reorganized into the GS Credit Income Fund, whereby the GS Credit Income Fund will receive substantially all of the assets and assume certain stated liabilities of the Fund (the “Reorganization”). In connection with the Reorganization, each shareholder of the Fund will receive shares of the GS Credit Income Fund. The Reorganization is intended to be a tax-free transaction to shareholders. Additionally, Fund shareholders will not incur any transaction charges as a result of the Reorganization.

Until the Reorganization is complete, the Fund will remain open to new accounts and shareholders can continue to purchase shares and submit repurchase requests subject to the current limitations and conditions described in the Fund’s Prospectus.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RESOURCE CREDIT INCOME FUND

By:	/s/ Alan Feldman
Alan Feldman
Chief Executive Officer (Principal Executive Officer)

Date:	February 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alan Feldman
Alan Feldman
Chief Executive Officer (Principal Executive Officer)

Date:	February 27, 2020

By:	/s/ Brian Hawkins
Brian Hawkins
Treasurer (Principal Financial Officer)

Date:	February 27, 2020